Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 2,981	£ 2,552
Deferred tax liability	(6)	(225)
Net deferred tax	2,975	2,327
US Intermediate Holding Company Tax Group ("IHC Tax Group")
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,004	1,001
US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,002	1,048
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,679	1,171
Deferred tax liability	(6)	(225)
UK Tax Group | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	576	0
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 399	£ 503